                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                         as of Sept 30, 1999
                             (unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                     For three months ending Sept 30,1999
                              (unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of September 30,1999 (unaudited)                 3-4

          Statement of Assets and Liabilities                  5
          as of September 30,1999 (unaudited)

          Statement of Operations
          as of September 30, 1999                              6
         (unaudited)

          Statement of Changes in Net Assets
          as of September 30, 1999                              7
          (unaudited)

          Notes to Financial Statements                         8-9

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of September 30, 1999
                                   (unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     71.6%

    COMMUNICATIONS                    11.5%

     Alpha Industries                              20,000     $1,128,125
     Netooptix Corp.                               60,000     $1,297,500

    CONSUMER- Electronics             0.9%

      CompUSA, Inc.                                30,000      $180,000

    CONSUMER-GENERAL     8.4%

     Safety First                                 250,000     $1,765,625

    ELECTRONIC COMPONENTS           4.0%

     PCD, Inc.                                    106,500      $838,688

    Financials            1.9%                     50,000      $403,125

    Information Technology           3.1%

     Tier Technology                               95,238      $654,761
     Renaissance Worldwide, Inc.                   60,000      $232,500

    INTERNET                         5.6%

     Asymetrix Corp.                               10,542       $94,549
     Webhire Inc                                   100,000      $1,081,250


    The accompanying notes are an intergral part of these financial statements

                       AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              INVESTMENT PORTFOLIO
                              As of Sept 30,1999
                                 (Unaudited)



INDUSTRY & COMPANY                                 Shares        Value

Equity Securities - Common Stock    71.6%

   Medical                           12.8%
     Ascent Pediarics                             219,969      $316,206
     Mecon, Inc.                                   90,000      $573,750
     Zoll Medical Corp.                            60,000      $1,815,000

   Natural Products                  22.1%
     AMBI                                         500,000      $1,453,125
     Nairol Inc                                   40,000       $325,000
     NBTY Inc.                                    50,000       $381,250
     RexallSundown Inc.                           50,000       $615,625
     Pharmaprint Inc.                             90,000       $433,125
     Twinlab Corp                                 40,000       $355,000
     Weider Nutrition Inc.                        70,000       $223,125
     Opta Food Ingredients, Inc.                  239,000      $702,061

  Software              1.3%
    Workgroup                                     200,000      $275,000

    Total Common Stock (Cost $15,636,282)                 $15,144,390


    PRIVATE HOLDINGS                 19.6%

       Advanced UroScience, Inc.                 346,429      $1,818,752
       Cerulean Technology-Series B Pfd.         255,546        $659,309
       Cerulean Technology-Series C Pfd.          42,857        $110,571
       Cerulean Technology-Series D Pfd.          13,430         $34,649
       Marathon Technologies - Series B Pfd.      31,250        $375,000
       Marathon Technologies - Series D           20,833        $249,996
       Molecular Geodesics                       500,000        $500,000
       Sys-Tech Solutions (Common Stock)         149,965         $14,997
       Sys-Tech Solutions- Series A Pfd            2,777        $277,700
       Sys-Tech Solutions0 Series B Pfd            1,020        $102,000

    Total Private Holdings   (Cost $3,068,544)              $4,142,974


    CASH & EQUIVALENTS               8.8%

        Fidelity Daily Money Market Fund                        $1,182,578
        Fidelity US Treasury Income Fund                          $672,906

    Total Cash & Equivalents (Cost $1,855,484)                  $1,855,484

   TOTAL INVESTMENT PORTFOLIO             100%                 $21,142,848
          (Cost $20,560,310)

     The accompanying notes are an integral part of these financial  statements.
                                        4

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of Sept 30, 1999
                               (unaudited)



                                                         Quarter Ending
                                                         Sept 30, 1999
                                                         --------------
ASSETS

  Investments at value(Cost Basis $20,560,310)             $20,142,848
  Recievable for investments sold                             $586,250
  Notes and Intrest recievable from limited partners           $10,065
  Repurchase agreement interest recievable                      $5,507
  Cash                                                            $100

   Total Assets                                            $21,744,770
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued management fees                                      $54,396
  Accrued capital withdrawals                                 $171,191
  Accrued BOD fees                                              $5,000
                                                          -------------

   Total Liabilities                                          $230,587
                                                          -------------

 NET ASSETS                                                 $21,514,183
                                                          -------------
                                                          -------------


   The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                      For three months ending Sept 30, 1999
                                 (unaudited)



                                                        Quarter Ending
                                                         Sept 30, 1999
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $17,864
         Interest                                            $6,204
                                                        ----------------
      Total Income                                          $24,068

      Expenses:
         Management Fees                                    $54,379
         Other expenses                                      $2,500
                                                       ---------------
      Total expenses                                        $56,879

     Net investment loss                                   ($32,811)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized gain                                      $1,350,704

     Net unrealized apppreciation                           $1,416,131

     Net gain on investments                                $2,766,835
                                                        ---------------

     NET INCREASE IN NET ASSETS                            $2,734,024
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                         for three months ending Sept 30, 1999
                                 (unaudited)


                                                        Quarter Ending
                                                        Sept 30, 1999
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                  ($32,811)
        Net realized gain                                    $1,350,704
        Net unrealized apppreciation                         $1,416,131
                                                       ----------------

   Net increase in net assets from operations              $2,734,024

   Contributions to capital                                  $151,833

   Withdrawals from capital                                 ($171,191)
                                                       -----------------

   INCREASE IN NET ASSETS                                  $2,714,666

   Net assets at beginning of period                      $18,953,194

   Prior quarter adjustment                                 ($153,677)

   Adjusted net assets at beginning of period              $18,799,517

   NET ASSETS AT END OF PERIOD                            $21,514,183
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                          For three months ending Sept 30, 1999
                                 (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For three months ending Sept 30, 1999
                                   (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three months ended September 30,1999, the Managing
    General Partner received fees of $54,379 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the the months ending September 30, 1999 aggregated $3,589,092 and $4,537,514 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.

5 - PRIOR QUARTER ADJUSTMENT

    The accompanying financial statement contains a prior quarter adjustment. The adjustment is to properly account for capital withdrawals made during the quarter end June 30, 1999 that were not reported on the financial statement issued for that quarter.